ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) - Components of OCI (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Unrealized gain (loss) on cash flow hedges
Gross Amount	$ (95)	$ (22)
Income Taxes	0	2
Net Amount	(95)	(20)
Changes in retirement plans’ funded status
Gross Amount	(34)	(24)
Income Taxes	9	7
Net Amount	(25)	(17)
Foreign currency translation
Gross Amount	259	100
Income Taxes	0	0
Net Amount	259	100
Share of other comprehensive income (loss) of entities using the equity method
Gross Amount	(9)	(23)
Income Taxes	0	0
Net Amount	(9)	(23)
Other comprehensive income (loss)
Gross Amount	121	31
Income Taxes	9	9
Other comprehensive income (loss), net of tax	$ 130	$ 40